OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM LIABILITIES [Abstract]
OTHER LONG-TERM LIABILITIES

29.	OTHER LONG-TERM LIABILITIES

(in thousands of $)	2012	2011
Tax benefits on intra-group transfers of long-term assets	9,022	56,628
Pension obligations (see note 26)	40,097	37,584
Deferred credits from capital lease transactions	—	19,153
Guarantees issued to Golar Partners (see note 5)	23,265	—
Other	131	132
	72,515	113,497

Tax benefits arising on intra-group transfers of long-term assets arose from transactions between controlled entities in respect of five vessels, the Golar Freeze, Golar Spirit, Gimi, Hilli and NR Satu that generated a permanent tax benefit for the Company. The tax benefits are being amortized through the tax line of the statement of operations over the remaining useful lives of the vessels (see note 10).  $12 million of the liabilities in respect of the termination of leases relating to five vessels were transferred and recorded in "accrued expenses – provision for taxes" (see note 24) of which $6 million was paid in 2011 and the remaining $6 million paid in 2012. Pursuant to the deconsolidation of Golar Partners, the tax benefits on the intra-group tranfers of long-term assets relating to the Golar Freeze, Golar Spirit and the NR Satu were written off and recognized as part of the gain on loss of control (see note 5).

Deferred credits from capital lease transactions

(in thousands of $)	2012	2011
Deferred credits from capital lease transactions	—	24,691
Less: Accumulated amortization	—	(4,911)
	—	19,780
Short-term (see note 25)	—	627
Long-term	—	19,153
	—	19,780

In connection with certain leases the Company entered into in 2003, the Company initially recorded an amount representing the difference between the net cash proceeds received upon the sale of the vessels and the present value of the minimum lease payments. The deferred credits represented the upfront benefits derived from undertaking finance in the form of UK leases. The amortization of the deferred credit for the year were offset against depreciation and amortization expense in the statement of operations and amortized over the useful economic lives of the vessels on a straight-line basis. As of December 31, 2011, pursuant to lease terminations in 2010, the deferred credits related only to the Methane Princess Lease. Accordingly, following the deconsolidation of Golar Partners as of December 13, 2012, these deferred credits were no longer consolidated in the Company's balance sheet.

Amortization for the years ended December 31, 2012, 2011 and 2010 was $0.6 million, $0.6 million and $3.9 million, respectively.